Consolidated Statements of Stockholders Equity - USD ($) $ in Thousands	Preferred Stock	Common stock Private placement	Common stock	Additional paid-in capital Private placement	Additional paid-in capital	Accumulated other comprehensive income / (loss)	Accumulated deficit	Private placement	Total
Beginning Balance at Dec. 31, 2021					$ 89,957	$ (1,363)	$ (75,072)		$ 13,522
Beginning Balance (in shares) at Dec. 31, 2021			730,176
Stock-based compensation expense					488				488
Issuance of common stock to vendor					658				658
Issuance of common stock to vendor (in shares)			12,308
Issuance of common stock in private placement				$ 2,000				$ 2,000
Issuance of common stock in private placement (in shares)		28,573
Issuance of common stock and warrants in private placement				$ (170)				$ (170)
Issuance costs related to common stock in private placement									(170)
Reverse stock split rounding			(3)
Foreign currency translation adjustment						880			880
Net loss							(11,495)		(11,495)
Ending Balance at Dec. 31, 2022					92,933	(483)	(86,567)		5,883
Ending Balance (in shares) at Dec. 31, 2022			771,054
Stock-based compensation expense					717				717
Issuance of common stock to vendor					55				55
Issuance of common stock to vendor (in shares)			2,937
Issuance of preferred stock, net of issuance costs					11,027				11,027
Issuance of preferred stock, net of issuance costs (in shares)	14,149
Conversion of preferred stock into common stock (in shares)	(384)		43,891
Exercise of warrants into common stock					25				25
Exercise of warrants into common stock (in shares)			71,786
Issuance costs related to common stock in private placement									(1,300)
Foreign currency translation adjustment						(1,095)			(1,095)
Net loss							(8,499)		(8,499)
Ending Balance at Dec. 31, 2023					$ 104,757	$ (1,578)	$ (95,066)		$ 8,113
Ending Balance (in shares) at Dec. 31, 2023	13,765		889,668